Subsequent Events	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

The Company established the Nukkleus Inc 2025 Equity Incentive Plan (the “2025 Plan”) to attract, retain and motivate employees, officers, directors, consultants, agents, advisors and independent contractors of the Company by providing them the opportunity to acquire a proprietary interest in the Company and to align their interest and efforts to the long-term interest of the Company’s stockholders. The 2025 Plan will be administered by the Board of Directors and has 1,950,000 shares of the Company’s common stock reserved for issuance. The 2025 Plan is subject to shareholder approval at a meeting schedule during the first quarter of calendar year 2025.

On February 11, 2025, the Company, Star and the Star Equity Holders, entered into an Amendment No. 1 to the Star Agreement (the “Amendment”) providing that the consideration to be invested by the Company into Star shall be increased to $21,000,000 from $15,000,000 consisting of cash in the amount of $5,000,000, as initially contemplated, and increasing the Investment Note to $16,000,000. Further, the Amendment increased the amount that the Company will lend to Star prior to the closing date from $1,000,000 to $1,800,000. The Amendment also provided that in the event Star consummates its initial public offering or a direct listing to a national exchange (Nasdaq or NYSE) of its shares of Class A Common Stock, then the Option shall automatically expire. Mr. Shalom, who is the Chief Executive Officer and a director of the Company, is a controlling shareholder, Chief Executive Officer and a director of Star.

On February 14, 2025, the Board of Directors of the Company approved a change in the Company’s fiscal year end from September 30 to December 31, effective for the fiscal year beginning January 1, 2024. The decision to change the fiscal year was made to align the Company’s financial reporting with the calendar year, which is expected to enhance operational efficiency, improve comparability with industry peers, and better serve the needs of shareholders. Further, the Company intends to align its fiscal year with Star, the Company’s proposed acquisition.

Unaudited Subsequent Events

Star 26 Capital Inc.

On May 13, 2025, the parties entered into Amendment No. 2 increasing the amount that the Company will lend to Star prior to the closing date from $1,800,000 to $3,000,000 and removing the closing condition that a fairness opinion be delivered at closing. Star also executed a promissory note memorializing the previous $2,000,000 funded by the Company as well as future advances to be provided to Star up to a total of $3,000,000. The promissory note provides that the loans are due November 30, 2025 if the transactions contemplated by the Star Agreement are not consummated by said date.

On June 15, 2025, the Company entered into an additional amendment (“Amendment No. 3”) to the Star Agreement. Pursuant to the terms of Amendment No. 3, the parties clarified that if the Company fails to make all payments by the agreed time or if the Star Agreement is terminated as a result of the Company failing to perform or observe the covenants or agreements of the Company, or if the Company fails to maintain its listing on Nasdaq, Star 26 shall be entitled to a payment from the Company in the amount of $3,000,000.

On July 25, 2025, the Company entered into an additional amendment (“Amendment No. 4”) to the Star Agreement. Pursuant to the terms of Amendment No. 4, Menachem Shalom, the holder of all the Class B common stock of Star 26, agreed that all said shares shall be converted to Class A common stock of Star. The objective of such cancellation and conversion is to eliminate the disparity between the super voting rights of the Class A common stock of Star and the economic rights.

On September 15, 2025, the Company entered into an Amended and Restated Securities Purchase Agreement and Call Option (the “Amended Star Agreement”) which amended and restated in its entirety the Star Agreement. Pursuant to the Amended Star Agreement, the Company is to acquire a controlling 100% interest in Star.

Star currently holds (1) 100% of B. Rimon Agencies Ltd. (“Rimon”), an Israeli corporation engaged as distributor of military-grade generators, masts and lighting systems and that is, among other clients, a supplier of generators for “Iron Dome” launchers, (2) 67% of Water.IO Ltd., an Israeli corporation engaged in smart hydration technology, and (3) a convertible loan issued by I.T.S. Industrial Techno-logic Solutions Ltd., an Israeli corporation which designs, develops and manufactures fully integrated electro-mechanical machines, assembly lines and custom motion systems.

Pursuant to the Amended Star Agreement, at closing the Company will acquire 100% of the issued and outstanding capital of Star in consideration of (i) $21,000,000, to be paid by a 12-month $16,000,000 promissory note and the balance in $5,000,000 cash, less any amounts lent to Star from the Company since the Star Agreement signed among the parties, (ii) 4,770,340 shares of common stock of the Company, (iii) a five-year warrant to purchase an aggregate of 12,017,648 shares of the Company’s common stock for an exercise price of $1.50 per share, (iv) $3,000,000 in cash and (v) a 6-month promissory note in the principal amount of $3,000,000, which shall accrue interest at the rate of 8%.The shares, warrants, cash and the 6-month note will be assigned by Star to the Star Equity Holders pro ratably.

The closing of the transaction is subject to customary closing conditions, including the approval by the Company’s shareholders as required under applicable Nasdaq listing rules.

If the Amended Star Agreement is terminated as a result of the Company failing to perform its obligations, if the shareholders of the Company do not approve the transaction or if the shares of the Company are no longer listed on Nasdaq, the Company shall pay Star liquidated damages of $3,000,000.

Mr. Shalom, who is the Chief Executive Officer and a director of the Company, is a controlling shareholder, Chief Executive Officer and a director of Star. If the Transaction is consummated, Mr. Shalom will also be a controlling shareholder of the Company.

On January 12, 2026, the Company completed its acquisition of 100% of the issued and outstanding capital of Star 26 Capital Inc., pursuant to the terms of that certain Amended and Restated Securities Purchase Agreement and Call Option, dated September 15, 2025. As a result of the acquisition, Star 26 became a wholly-owned subsidiary of the Company. Additionally, the Company issued 4,770,340 shares of common stock and warrants to purchase 12,017,648 shares of common stock at an exercise price of $1.50 per share to the Star shareholders.

Match Financial / DRFQ Matter

In August 2025, the Company determined that it no longer had a controlling financial interest in Digital RFQ due to loss of access to financial records. Accordingly, the Company expects to deconsolidate Digital RFQ during the third quarter of fiscal year 2025. The results of discontinued operations for the three months ended June 30, 2025 remain included in these financial statements on an estimated basis (see Note 4).

On August 5, 2025, the Company was notified that on July 29, 2025, Match Financial Limited, a wholly-owned subsidiary of the Company, was placed into administration in the United Kingdom pursuant to the Insolvency Act 1986 resulting in the appointment of two administrators (the “Administrators”) and the Administrators completed a pre-packaged sale of Match Financial’s entire shareholding in DRFQ to Match Financial Holdings Limited, a newly formed entity owned by Mr. Khurshid, for nominal consideration of £102,000. The Company is consulting with UK counsel regarding this matter.

East Asia

On June 25, 2025, the Company entered into a Mutual Release Agreement dated June 19, 2025 with East Asia Technology Investments Limited (“East Asia”) and Palm Global Technologies Limited (“Palm”). Pursuant to the Mutual Release Agreement, Palm and East Asia released the Company and the Company released Palm and East Asia from all claims, demands, causes of action, suits, debts, sums of money, accounts, reckonings, bonds, bills, specialties, covenants, contracts, controversies, agreements, promises, variances, trespasses, damages, judgments, extents, executions, and any other liabilities whatsoever.

The release was executed in connection with the sale of the August 2024 Note and August 2024 Warrant to an unaffiliated third party.

On August 11, 2025, the Company entered into a settlement agreement with the current holder (the “Holder”) of the August 2024 Note and August 2024 Warrant. Pursuant to the terms of the settlement agreement, the Holder agreed to waive all events of default in relation to the August 2024 Note. Additionally, the Holder agreed to convert the August 2024 Note into 243,155 shares of common stock based on the post-reverse stock split conversion price of $2.50 per share. In consideration of such waiver and conversion, the Company agreed to issue to the Holder a pre-funded warrant to purchase 1,702,088 shares of the Company’s common stock. Furthermore, on August 11, 2025, the Company agreed to exchange the August 2024 Warrant for a new warrant (the “Exchange Warrant”) in form and substance similar to the August 2024 Warrant, provided that such Exchange Warrant permitted the Holder to exercise such Exchange Warrant on a cashless basis. The Holder then exercised the Exchange Warrant on a cashless basis, resulting in an issuance of 123,860 shares of the Company’s common stock.

Darwin Warrant

On July 30, 2025 the Company entered into a warrant agreement with Synthetic Darwin LLC (“Darwin”), enabling the Company to acquire up to 200 million Darwin tokens, a new class of self-evolving AI network tokens developed by Darwin. Darwin is a self-training and evolving AI that can be used to test and simulate multiple scenarios in finance, healthcare and defense. This software aims to allow companies to run scenarios and find the best configuration for financial services, drugs, defense-related software and more. The Company has identified the potential in such AI software and decided to enter into this warrant agreement for Darwin tokens, which will allow the Company and the Company’s future subsidiaries to use this platform.

Blade Ranger

On August 20, 2025, the Company entered into an Exclusive Distribution Agreement (the “Agreement”) with Blade Ranger Ltd. (“Blade Ranger”), an Israeli public company specializing in development of drones payloads.

Blade Ranger develops and commercializes drone technologies for the solar energy market. In addition, it has developed a payload that is used by defense and homeland security forces.

Pursuant to the Agreement, Blade Ranger granted Nukkleus exclusive distribution rights for defense and homeland security sector in the United States for its proprietary product - a unique drone payload that can be used by military forces and homeland security organizations.

Nukkleus shall pay Blade Ranger $100,000 for the exclusive U.S. rights, with the first payment is to be made by the end of November 2025, and equal payments are due at the end of the next three consecutive quarters. The Company committed to purchase 5 units in Year 1, 10 units in Year 2, and 15 units in Year 3. Upon meeting these targets, the Agreement extends for an additional five years with a 20 unit annual commitment. If Nukkleus achieves 125% of revenue targets in any year, it will receive an 8% credit on annual purchases.

As part of this strategic shift, Nukkleus will incorporate a new subsidiary in Delaware, Nukkleus Defense Technologies, Inc., to focus on the commercialization of third-party defense-related products, technologies and solutions (including the Blade Ranger products) and to explore the development and commercialization of proprietary solutions targeting defense and aerospace markets.

Mandragola Joint Venture

On August 28, 2025, the Company, Nukk Picolo Ltd., a wholly-owned Israeli subsidiary of Nukkleus (“Nukk Picolo”) and Mandragola Ltd., an Israeli company (“Mandragola”) entered into a Joint Venture Agreement (the “JV Agreement”).

Pursuant to the terms of the JV Agreement, the parties will establish a joint venture company in Israel (the “JV Company”) which is intended to establish advanced manufacturing zones in both the Baltics and Israel, designed to support civil and defense aviation needs. Plans also include the development of a NATO-compliant logistics hub in Riga in cooperation with additional regional partners, as well as facilities dedicated to licensed maintenance and repair (MRO) services, aircraft modernization, resale, and leasing, including the deployment of the de-icing technology for commercial aircrafts which Nukkleus recently licensed (on an exclusive basis) from Blade Ranger Ltd. Pursuant to the JV Agreement, Nukk Picolo will hold 51% equity interest in the JV Company. The JV Agreement provides that, under certain specified conditions, Nukkleus can require Mandragola sell to Nukkleus its participating interest in the JV Company in consideration for the issuance of Nukkleus’ common stock based on the then specified valuation of JV Company as set forth in the JV Agreement.

Mandragola is a Israeli business development and investment company specializing in advanced technologies and strategic partnerships. Under the JV Agreement, Mandragola has undertaken to provide to the JV Company a 24 month committed credit line of up to $2 million on an as needed basis.

Nukk Picolo.has the right to designate three of the five member board of the JV Company with Mandragola designating the remaining two directors.

Under the JV Agreement, Nukkleus will issue to Mandragola 310,000 restricted shares of Nukkleus common stock. In addition, Nukkleus will issue to Mandragola (i)five year warrants to purchase 250,000 shares of Nukkleus’ common stock at a per share exercise price of $4.40, (the “Warrants”) and (ii) five year warrants for an additional 350,000 shares at a per share exercise price of $6.00 (the “Performance Warrants”). The Performance Warrants only vest upon the JV Company achieving $25 million cumulative revenue. If the revenues targets are not achieved by the JV Company within the five-year period, the Performance Warrants expire.

Tiltan Acquisition

On September 1, 2025, the Company, together with its wholly-owned Israeli subsidiary Nukk Picolo Ltd. (the “Subsidiary”), entered into a Stock Purchase Agreement (the “Agreement”) with Tiltan Software Engineering Ltd. (“Tiltan”), an Israeli corporation specializing in AI software solutions for the defense and aerospace industry, and Arie Shafir, the sole shareholder of Tiltan (the “Shareholder”).

Tiltan is an Israeli company established in 2015 that specializes in AI solutions used for Geographic Information Systems (GIS), mapping, modeling, and simulation technologies for defense and commercial applications.

Pursuant to the Agreement, the Subsidiary will acquire 100% of the issued and outstanding share capital of Tiltan for a total purchase price of NIS 47,600,000 (approximately $14 million at current exchange rates) (the “Purchase Price”).

The Purchase Price will be paid through a combination of cash and equity consideration as follows:

Cash Component: NIS 35,700,000 (approximately $10.5 million), representing 75% of the Purchase Price, will be paid in six equal installments of NIS 5,950,000 (approximately $1.75 million) each. The first installment is payable at closing, with subsequent payments due every 36 days thereafter over a 180-day period. In connection with the cash component, upon execution and delivery of the Agreement the Company issued a secured promissory note (the “Note”) to the Shareholder in the principal amount of NIS 29,750,000 (approximately $8.75 million), representing five-sixths of the cash component. The Note is non-interest bearing unless an event of default occurs, in which case interest accrues at 10% per annum. The Note is payable in five equal installments of NIS 5,950,000 each, payable over the 180-day payment period. The Company may prepay the Note at any time without penalty. Additionally, NIS 666,667 from each of the first three cash payments (totaling NIS 2,000,000) will be retained by Tiltan as working capital rather than distributed to the Shareholder. The Note is secured by a first-priority lien on the Tiltan shares to be transferred to the Company.

Equity Component: At closing, the Company will deposit into escrow shares of Nukkleus common stock to secure the payment due on the 180th day after closing (the “Settlement Date”). On the Settlement Date, the Shareholder will receive from escrow the number of shares equal to 25% of the Purchase Price, with the number of shares to be based on the market price on the Settlement Date. If the value of the shares in escrow are more than 25% of the Purchase Price, the Shareholder shall receive only that number of shares to which he is entitled to and the excess shares shall be returned to the Company. If the value of the escrowed shares are less than 25% of the Purchase Price, or NIS 11,900,000 (approximately $3.5 million), the Company will issue additional shares to the Shareholder or pay the differential in cash.

The transaction is subject to customary closing conditions, including the receipt of required regulatory approvals, including the Israeli Defense Export Controls Agency and delivery of PCAOB-compliant audited financial statements for Tiltan for fiscal years 2023 and 2024 and quarterly reviewed financials statements for 2025 and the distribution by Tiltan of a dividend to the Shareholder.

In connection with the transaction, the parties have agreed to establish an employee retention and incentive program consisting of (i) NIS 500,000 to be allocated by the Shareholder from the Purchase Price, (ii) NIS 1,000,000 in cash to be contributed by Nukkleus, and (iii) NIS 1,000,000 in Nukkleus stock options to be granted to Tiltan employees. Tiltan’s CEO will determine individual allocations under this program.

Through this acquisition, Nukkleus will obtain Tiltan’s portfolio of proprietary defense and aerospace software products, including T-BAT (GPS-denied navigation and landing software), T-TRACK (real-time video motion detection and tracking), AGM (3D mapping and GIS generation from aerial imagery), TOPS (physics-based 3D simulation system with thermal and radar capabilities), Majestic.ai (AI training dataset and synthetic data generation), and T-Aware (multi-sensor operational management system for situational awareness).

The Agreement contains customary representations, warranties, and covenants of the parties. The parties have agreed to indemnification provisions subject to a deductible and cap equal to 10% of the Purchase Price. The Agreement is governed by Delaware law with disputes subject to mediation and, if necessary, adjudication in the courts of Tel Aviv-Jaffa, Israel applying Delaware law.

As part of the Company’s strategic expansion into defense and aerospace markets, Nukkleus has incorporated Nukkleus Defense AI Applications, Inc., a Delaware subsidiary (“Nukkleus Defense”), which will focus on the commercialization of Tiltan’s defense-related software solutions and the development of proprietary software solutions for defense and aerospace applications.

On December 30, 2025, the Company consummated the 100% acquisition of Tiltan Software Engineering Ltd., in consideration of NIS 47,600,000 (approximately $14,000,000). The purchase price is payable in a combination of (i) cash equal to 75% of the purchase price and (ii) shares of the Company’s common stock equal to 25% of the purchase price. As a result of the acquisition, Tiltan became an indirect wholly owned subsidiary of the Company.

September 2025 Private Placement

On September 4, 2025, the Company entered into a Securities Purchase Agreement with certain accredited investors (the “Securities Purchase Agreement”) for a private placement (the “Private Placement”) pursuant to which the investors (the “Purchasers”) agreed to purchase from the Company 200 units for an aggregate purchase price of $10,000,000 or a per unit price of $50,000, with each unit consisting of (i) one restricted share (each a “Share” and collectively, the “Shares”) of Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”), and (ii) restricted common stock purchase warrants to initially purchase up to 15,957 shares of common stock, par value $0.0001 per share (the “Common Stock”), of the Company, subject to adjustment and exchange as described herein (the “Common Warrants” and the shares of Common Stock issuable upon exercise or exchange of the Common Warrants, the “Warrant Shares”). The Private Placement Offering closed on September 9, 2025.

Each Share of Series A Preferred Stock has a stated value of $50,000 (the “Stated Value”) and will initially be convertible into 10,224 shares of Common Stock (the “Conversion Shares”) (or pre-funded warrants in lieu thereof (the “Pre-Funded Warrants”)), calculated by dividing the Stated Value by the initial conversion price equal to $4.89 per Share (the “Initial Conversion Price”). The Initial Conversion Price is subject to adjustment upon stock splits, distributions, reorganizations, reclassifications, change of control and the like, and is also subject to price-based anti-dilution adjustments for subsequent offerings made by the Company while the Series A Preferred Stock remains outstanding (subject to certain exempt issuances). The Initial Conversion Price will also be adjusted upon receipt of Stockholder Approval (as hereinafter defined), if obtained, to the lower of (i) the then applicable conversion price and (ii) the price per share of the Common Stock on its trading market upon the earlier of (A) effectiveness of the Initial Registration Statement (as defined herein) required to be filed pursuant to the Registration Rights Agreement (as defined herein) or (B) upon applicability of Rule 144 as it relates to the sale of the Conversion Shares.

The Series A Preferred Stock is convertible at the option of the holder at any time and will be automatically converted into Common Stock or Pre-Funded Warrants in lieu thereof on the effective date of the Initial Registration Statement whether or not Stockholder Approval has been obtained. If at any time after the one-year anniversary of the closing of the Private Placement, the Series A Preferred Stock is then outstanding and the Company has not received Stockholder Approval, the Series A Preferred Stock is redeemable at the option of the holder at a price per Share equal to 105% of the Stated Value. The conversion of the Series A Preferred Stock is subject to a 9.9% beneficial ownership limitation blocker.

The Series A Preferred Stock are not entitled to receive dividends, other than on an as-converted basis if dividends are paid to holders of Common Stock.

The holders of Series A Preferred Stock do not have any voting rights, other than in connection with certain corporate actions that affect the rights of the Series A Preferred Stock. The holders of Series A Preferred Stock also have certain consent rights in connection with certain proposed Fundamental Transactions (as defined in the Certificate) of the Company.

The Series A Preferred Stock is (i) senior to the Common Stock of the Company and any other equity securities that the Company may issue in the future, the terms of which specifically provide that such equity securities rank junior to the Series A Preferred Stock, (ii) equal with any class or series of capital stock established after the closing date of the Private Placement, the terms of which specifically provide that such equity securities rank on par with such Series A Preferred Stock and (iii) junior to all of the Company’s existing and future indebtedness, in each case with respect to payment of amounts upon liquidation, dissolution or winding up of the Company. The Company has agreed not to issue any parity stock or senior securities without the written consent of a majority in interest of the Series A Preferred Stock. Upon a change of control, liquidation or winding up of the Company the Series A Preferred Stockholders are entitled to a liquidation preference of $50,000 per Share.

The Common Warrants are immediately exercisable on a cash basis or exchangeable on a cashless basis and will expire five (5) years from the date of issuance. Each Common Warrant will be initially exercisable for one share of Common Stock at an initial exercise price of $5.405 per share, subject to adjustment for stock splits, distributions and the like (the “Initial Exercise Price”). The Initial Exercise Price is also subject to price-based anti-dilution adjustments for subsequent offerings made by the Company while the Common Warrants remain outstanding (subject to certain exempt issuances). At any time after the closing of the Private Placement, the holder of the Common Warrants may exchange the Common Warrants on a cashless basis for a number of shares of Common Stock determined by multiplying the total number of Warrant Shares with respect to which the Common Warrant is then being exercised by the Black Scholes Value (as defined in the Common Warrant) divided by the lower of the two closing bid prices of the Common Stock in the two days prior the time of such exercise, but in any event not less than $0.01 (as may be adjusted for stock dividends, subdivisions, or combinations and the like). The exercise of the Common Warrants is subject to a 9.9% beneficial ownership limitation blocker.

In the event of a Fundamental Transaction (as defined in the Common Warrants), the holders of the Common Warrants will be entitled to receive upon exercise of the Common Warrants the kind and amount of securities, cash or other property that the holders would have received had they exercised the Common Warrants immediately prior to such Fundamental Transaction. Additionally, as more fully described in the Common Warrants, the holders of the Common Warrants will be entitled to receive consideration in an amount equal to the Black Scholes value of the Common Warrant in connection with a Fundamental Transaction.

If the Company fails to timely deliver the Warrant Shares issuable upon exercise of the Common Warrants, the Company will be subject to liquidated damages, payable at the Company’s discretion in cash or shares of Common Stock, on the Registration Date (as defined herein) or buy-in. If the Company elects to pay in shares of Common Stock, the number of shares due will be based on the LD Share Formula (as defined herein).

The Common Warrant also contains a call provision which enables the Company to call for the cancellation of all or any portion of the Common Warrant for which a notice of exercise (or cashless exchange) has not yet been delivered for consideration equal to $.001 per Warrant Share, if, after the closing date of the Private Placement, (i) the VWAP (as defined in the Common Warrant) for each of 10 consecutive Trading Days (the “Measurement Period”) exceeds $6.76 (subject to adjustment for forward and reverse stock splits, recapitalizations, stock dividends and the like), (ii) the Company is then in compliance with all conditions for continued listing on the trading market on which the Common Stock is trading, (iii) the Warrant Shares issuable upon exercise or exchange of the Common Warrant have been registered for resale on an effective resale registration statement and (iv) the Company in not then in default under any provision of the Common Warrant.

Pursuant to the Securities Purchase Agreement, the Company is required to seek stockholder approval (the “Stockholder Approval”) related to certain provisions contained in the Certificate. In furtherance thereof, the Company is required to file a preliminary proxy statement for a special or annual meeting of the Company’s stockholders within six months of the closing of the Private Placement and hold a meeting as soon as practicable thereafter to seek Stockholder Approval. The Company’s directors and officers have agreed to execute voting agreements to vote in favor of the applicable proposals. If the Company does not obtain Stockholder Approval at the first such meeting, the Company is required to call a meeting every four (4) months thereafter to seek Stockholder Approval until the earlier of the date on which Stockholder Approval is obtained or the securities are no longer outstanding.

The Company has also granted the Purchasers a right of participation in subsequent financings of the Company for a period of time following closing, subject to certain exempt issuances, and the Company has agreed not to issue securities for a period of time following the closing of the Private Placement, subject to certain exempt issuances, including issuances pursuant to strategic transactions.

In connection with the Private Placement, on September 4, 2025, the Company and the Purchasers entered into a Registration Rights Agreement (the “Registration Rights Agreement”). Pursuant to the terms of the Registration Rights Agreement, the Company is required to register the resale of the Conversion Shares (and any shares underlying the Pre-Funded Warrants, if any) and the Warrant Shares. The Company is required to prepare and file an initial registration statement (the “Initial Registration Statement”) with the Securities and Exchange Commission within 30 days of the date of the Securities Purchase Agreement (the “Filing Deadline”) and to use commercially reasonable efforts to have the Initial Registration Statement declared effective within 45 days of the date of the Securities Purchase Agreement or 75 days in the event of a full review (the “Effectiveness Deadline”). In certain circumstances including, but not limited to, if the Company misses the Filing Deadline or the Effectiveness Deadline, then the Company will be required to pay to the Purchasers an amount in shares of Common Stock or cash, at the Company’s discretion, as partial liquidated damages and not as a penalty, equal to the product of 1.5% multiplied by the aggregate purchase price paid by such Purchaser. Liquidated damages, if any, will accrue and be paid on the earlier of the effective date of a resale registration statement registering the sale of the shares of Common Stock that may be issued in lieu of cash or the date on which such shares can be sold pursuant to Rule 144 (the “Registration Date”). If the Company elects to pay liquidated damages in shares of Common Stock, the number of shares of Common Stock issuable to the Purchaser will be determined by dividing the aggregate amount of accrued liquidated damages by the closing price of the Company’s Common Stock on the trading market of the Common Stock on the day immediately prior to the Registration Date (the “LD Share Formula”).

In connection with the Private Placement, the Company entered into a Placement Agency Agreement, dated September 4, 2025, with Dawson James Securities Inc. (the “Placement Agent”), pursuant to which the Placement Agent acted as the sole placement agent for the Private Placement. In consideration for the foregoing, the Company has agreed to pay customary placement fees to the Placement Agent, including a cash fee equal to 7.0% of the gross proceeds raised in the Private Placement and a cash fee equal to 4.0% on all cash proceeds received by the Company from the exercise of the Common Warrants. Pursuant to the Placement Agency Agreement, the Company has also agreed to reimburse certain expenses of the Placement Agent incurred in connection with the Private Placement.

September 2025 Equity Line of Credit

On September 19, 2025, the Company and Esousa Group Holdings, LLC, a New York limited liability company (the “Investor”), entered into a common stock purchase agreement (the “ELOC Purchase Agreement”), which provides that subject to the terms and conditions set forth therein, the Company may sell to the Investor up to the lesser of (i) $250,000,000 of the Company’s common shares, par value $0.0001 per share (the “Common Shares”) and (ii) the Exchange Cap (as defined below) (subject to certain exceptions provided in the ELOC Purchase Agreement) (the “Total Commitment”), from time to time during the term of the ELOC Purchase Agreement. Upon entering into the ELOC Purchase Agreement, the Company agreed to issue to the Investor $1,250,000 worth of the Company’s Common Stock (the “Commitment Shares”), determined by the lower of the (i) the VWAP on the effective date of the registration statement covering the Common Shares and the Commitment Shares and (ii) the closing sale price on the effective date of said registration statement; provided, however, that if the Company elects to terminate the ELOC Purchase Agreement, the Commitment Shares’ calculation shall be based on the date of termination rather than the effective date of the registration statement.

Additionally, on September 19, 2025, the Company and the Investor entered into a registration rights agreement (the “ELOC RRA”), pursuant to which the Company agreed to file a registration statement with the United States Securities and Exchange Commission (“SEC”) covering the resale of Common Shares that are issued to the Investor under the ELOC Purchase Agreement, including the Commitment Shares.

Under the terms and subject to the satisfaction of the conditions set forth in the ELOC Purchase Agreement, the Company has the right, but not the obligation, to sell to the Investor, and the Investor is obligated to purchase, up to the Total Commitment. Such sales of Common Shares by the Company, if any, are subject to certain limitations as set forth in the ELOC Purchase Agreement, and may occur from time to time, at the Company’s sole discretion, over the period commencing on the date that all of the conditions to the Company’s right to commence such sales are satisfied, including that the registration statement referred to above is declared effective by the SEC and a final form of the prospectus included therein is filed with the SEC (the “Commencement Date”) and ending upon the expiration of 36 months following the effective date of the ELOC RRA. The Investor has no right to require the Company to sell any Common Shares to the Investor, but the Investor is obligated to make purchases as the Company directs, subject to satisfaction of the conditions set forth in the ELOC Purchase Agreement.

The Common Shares purchased pursuant ELOC Purchase Agreement will be purchased from time to time at a price equal to a discounted price of 97.5% of the lower of: (i) the lowest daily VWAP of any trading day during the three trading days preceding the date on which the Company submits a draw down notice and (ii) the closing sale price of the Common Shares on the applicable VWAP Purchase Date. The maximum amount of any VWAP purchase shall not exceed 20% of the trading volume in the Company’s Common Stock on the Nasdaq Stock Market on the applicable purchase date.

Under applicable rules of the Nasdaq Stock Market, in no event may the Company issue or sell to the Investor under the ELOC Purchase Agreement more than that number of shares of its Common Stock (including the Commitment Shares) which equals 19.99% of the Common Stock outstanding immediately prior to the execution of the ELOC Purchase Agreement (the “Exchange Cap”), unless the Company first obtains stockholder approval to issue shares of Common Stock in excess of the Exchange Cap in accordance with applicable Nasdaq listing rules.

The ELOC Purchase Agreement also prohibits the Company from directing the Investor to purchase any Common Shares if those shares, when aggregated with all other Common Shares then beneficially owned by the Investor and its affiliates, would result in the Investor having beneficial ownership of more than 9.99% of the outstanding Common Shares.

The net proceeds under the ELOC Purchase Agreement to the Company will depend on the frequency of sales and the number of Common Shares sold to the Investor and prices at which the Company sells Common Shares to the Investor. The Company expects that any net proceeds received by the Company from such sales to the Investor will be used for working capital and general corporate purposes. Management of the Company believes that it is in the Company’s best interests to have the flexibility to sell Common Shares pursuant to the ELOC Purchase Agreement, subject to market conditions.

Nasdaq Compliance Matter

On August 28, 2025, the Company received a notification letter from Nasdaq indicating that the Company was not in compliance with the Market Value Rule because the Company had failed to maintain a minimum market value of listed securities of $50,000,000 over the previous 10 consecutive business days as required by The Nasdaq Global Market. The Company had been provided a compliance period of 180 calendar days, or until February 24, 2026, to regain compliance.

On September 26, 2025, Nukkleus Inc. (the “Company”) received written confirmation from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) informing the Company that it regained compliance with the minimum market value of listed securities requirement under Nasdaq Listing Rule 5450(b)(2)(A) (the “Market Value Rule”). Nasdaq’s September 26, 2025 letter confirmed that, for the last 10 consecutive business days from September 15, 2025 to September 26, 2025, the Company’s market value of listed securities had been $50,000,000 or greater. As a result, the Company has demonstrated compliance with the Market Value Rule, and Nasdaq has determined that the Company has regained compliance.

Consequently, the Company is now in compliance with the Market Value Rule and this matter has been closed.

OCTOBER 2025 SHARE ISSUANCES

On October 9, 2025, the Company issued an aggregate of 377,432 restricted shares of common stock to an affiliated entity upon the full cashless exercise of the 150,000 June 2024 Warrant units and the 351,424 November 2024 Warrant units.

On October 9, 2025, the Company issued an aggregate of 1,702,070 restricted shares of common stock in connection with the full cashless exercise of the August 2025 Pre-funded Warrants.

On October 9, 2025, the Company issued 375,000 shares to Synthetic Darwin LLC upon the Company’s exercise of the second tranche of 50 million Darwin tokens.

SC II ACQUISITION CORP

On October 17, 2025, the Company issued a press release regarding the proposed initial public offering of units of SC II Acquisition Corp. I (the “SCII”), a newly formed special purpose acquisition company and indirect subsidiary of the Company.

A registration statement, including a prospectus, which is preliminary and subject to completion, relating to the proposed offering has been filed with the Securities and Exchange Commission (the “SEC”) but has not yet become effective. These securities may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective.

On November 26, 2025, the Company issued a press release announcing the pricing of the initial public offering (the “IPO”) of SC II Acquisition Corp. (“SC II”), a newly formed special purpose acquisition company and indirect subsidiary of the Company.

On November 25, 2025, SC II priced its IPO of 15,000,000 units (the “Units”). The Units are to be sold at an offering price of $10.00 per Unit, generating gross proceeds to SC II of approximately $150,000,000. Each Unit will consist of one Class A ordinary share of SC II, par value $0.0001 per share (the “Class A Ordinary Shares”), and one right to receive one-fifth (1/5) of one Class A Ordinary Share upon the consummation of SC II’s initial business combination (each, a “Share Right”). SC II has also granted the underwriters an option to purchase up to 2,250,000 Units at the offering price to cover over-allotments for additional gross proceeds of up to $22.5 million.

SC Capital II Sponsor LLC, a Delaware limited liability company and indirect subsidiary of the Company (the “Sponsor”), in which the Company holds a majority interest, is acting as the sponsor of SC II. Simultaneously with the closing of the IPO, pursuant to a Sponsor Private Placement Units Purchase Agreement, dated November 25, 2025, by and between SC II and the Sponsor, the Sponsor will acquire 255,000 Units (the “Sponsor Units”) at a price of $10.00 per Sponsor Unit. The issuance of the Sponsor Units is being made pursuant to an exemption from registration contained in Section 4(a)(2) of the Securities Act.

On November 28, 2025, SC II closed its IPO of 17,250,000 units (the “Units”), including exercise in full by the underwriters of an option to purchase up to an additional 2,250,000 Units. The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds to SC II of approximately $172,500,000. Each Unit consists of one Class A ordinary share of SC II, par value $0.0001 per share (the “Class A Ordinary Shares”), and one right to receive one-fifth (1/5) of one Class A Ordinary Share upon the consummation of SC II’s initial business combination (each, a “Share Right”).

SC Capital II Sponsor LLC, a Delaware limited liability company and indirect subsidiary of the Company (the “Sponsor”), in which the Company holds a majority interest, is acting as the sponsor of SC II. Simultaneously with the closing of the IPO, pursuant to a Sponsor Private Placement Units Purchase Agreement, dated November 25, 2025, by and between SC II and the Sponsor, the Sponsor acquired 255,000 Units (the “Sponsor Units”) at a price of $10.00 per Sponsor Unit. The issuance of the Sponsor Units was made pursuant to an exemption from registration contained in Section 4(a)(2) of the Securities Act.

NOVEMBER 2025 ANNUAL MEETING

On November 6, 2025, the Company held its 2025 annual meeting of stockholders. At the meeting, the Company’s stockholders approved all proposals presented, including:

1.	The re-election of five directors to serve until the next annual meeting or until their successors are duly elected and qualified,

2.	The ratification of the appointment of Somekh Chaikin, a member firm of KPMG International as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2025, and

3.	The approval of the Company’s 2025 Equity Incentive Plan

2025 EQUITY PLAN SHARE ISSUANCES

On November 13, 2025, the Company issued an aggregate of 3,095,000 shares of common stock pursuant to the 2025 Equity Incentive Plan. The issuance to employees and consultants of the Company was made pursuant to Rule 701 adopted pursuant to Section 3(b) of the Securities Act of 1933, as amended. Included in such issuance was 750,000 shares issued to Menachem Shalom, our CEO and director, 10,000 shares to Reuven Yeganeh, a director, and 5,000 shares to each of David Rokach, Aviya Volodarsky, and Tomer Nagar, directors of the Company. Between December 17, 2025 and December 31, 2025, an additional 855,000 shares of common stock were issued pursuant to the 2025 Equity Incentive Plan.

APPOINTMENT OF CHIEF FINANCIAL OFFICER

On December 8, 2025, the Board of Directors of the Company, appointed Morel Levi as the Chief Financial Officer of the Company, effective as of December 8, 2025. Mr. Levi will also serve as the Chief Financial Officer of Nukk Picolo Ltd., a wholly owned subsidiary of the Company (the “Subsidiary”), and has entered into an employment agreement with the Subsidiary.

In connection with his appointment as Chief Financial Officer of the Company and Subsidiary, Mr. Levi will receive a salary of $7,500 per month.

DECEMBER 2025 SPECIAL MEETING

On December 16, 2025, the Company held a special meeting of stockholders. At the meeting, the Company’s stockholders approved all proposals presented, including:

1.	The approval of the terms of the Amended and Restated Securities Purchase Agreement and Call Option, dated September 15, 2025, between the Company, Star Capital 26, Inc. (“Star”), the equity holders of Star (the “Star Equity Holders”), and Menachem Shalom, our Chief Executive Officer, as representative of the Star Equity Holders, pursuant to which the Company would acquire 100% of Star in consideration of a combination of cash and Company securities,

2.	The approval of the issuance of shares of Common Stock upon the exercise of restricted common stock purchase warrants held by two accredited investors. These warrants entitle the holders to acquire an aggregate of 3,191,400 shares of Common Stock, subject to adjustment, at an exercise price of $5.405 per share,

3.	The approval of the issuance of shares of Common Stock in connection with the Common Stock Purchase Agreement, dated September 19, 2025, by and between the Company and Esousa Group Holdings, LLC, pursuant to which, among other terms and conditions as provided therein, the Company may sell to the investor up to $250,000,000 of the Company’s Common Stock, and

4.	The approval of the issuance of shares of Common Stock upon the conversion of the Series A Convertible Preferred Stock which were issued in connection with the Securities Purchase Agreement, dated September 4, 2025, among the Company and two institutional investors

The results of the special meeting were reported on Form 8-K filed with the SEC on December 17, 2025.

DISMISSAL AND APPOINTMENT OF AUDITORS

Effective as of January 14, 2026, the Company dismissed GreenGrowth CPAs as the independent registered public accounting firm engaged to audit the Company’s financial statements. Also effective as of January 14, 2026, the Company engaged Somekh Chaikin, a member firm of KPMG International, as the Company’s independent external auditors for the year ending December 31, 2025. The appointment of Somekh Chaikin is subject to completion of their client acceptance procedures.

NIMBUS ACQUISITION

On January 15, 2026, the Company entered into a stock purchase agreement pursuant to which it acquired 100% of Nimbus Drones Technologies and Marketing Ltd., an Israeli private company specializing in professional unmanned aerial systems and services. Pursuant to the agreement, the Company issued 1,850,000 restricted shares of common stock and a $3,250,000 convertible 24-month note bearing 6% interest, to the sole shareholder of Nimbus, in exchange for all the issued and outstanding shares of Nimbus.

NAME CHANGE TO “T3 DEFENSE INC.”

Effective February 9, 2026, the Company changed its name to “T3 Defense Inc.” As a result of the name change, the new ticker symbol for the Company’s common stock is “DFNS” and trading commenced under the new ticker symbol on The Nasdaq Stock Market LLC on February 9, 2026.

NOTE 14 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On October 9, 2025, the Company issued an aggregate of 377,432 restricted shares of common stock to an affiliated entity upon the full cashless exercise of the 150,000 June 2024 Warrant units and the 351,424 November 2024 Warrant units.

On October 9, 2025, the Company issued an aggregate of 1,702,070 restricted shares of common stock in connection with the full cashless exercise of the August 2025 Pre-funded Warrants.

On October 9, 2025, the Company issued 375,000 shares to Synthetic Darwin LLC upon the Company’s exercise of the second tranche of 50 million Darwin tokens.

On October 17, 2025, the Company issued a press release regarding the proposed initial public offering of units of SC II Acquisition Corp. I (“SCII”), a newly formed special purpose acquisition company and indirect subsidiary of the Company.

A registration statement, including a prospectus, which is preliminary and subject to completion, relating to the proposed offering has been filed with the Securities and Exchange Commission (the “SEC”) but has not yet become effective. These securities may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective.

On November 26, 2025, the Company issued a press release announcing the pricing of the initial public offering (the “IPO”) of SC II Acquisition Corp. (“SC II”), a newly formed special purpose acquisition company and indirect subsidiary of the Company.

On November 25, 2025, SC II priced its IPO of 15,000,000 units (the “Units”). The Units are to be sold at an offering price of $10.00 per Unit, generating gross proceeds to SC II of approximately $150,000,000. Each Unit will consist of one Class A ordinary share of SC II, par value $0.0001 per share (the “Class A Ordinary Shares”), and one right to receive one-fifth (1/5) of one Class A Ordinary Share upon the consummation of SC II’s initial business combination (each, a “Share Right”). SC II has also granted the underwriters an option to purchase up to 2,250,000 Units at the offering price to cover over-allotments for additional gross proceeds of up to $22.5 million.

SC Capital II Sponsor LLC, a Delaware limited liability company and indirect subsidiary of the Company (the “Sponsor”), in which the Company holds a majority interest, is acting as the sponsor of SC II. Simultaneously with the closing of the IPO, pursuant to a Sponsor Private Placement Units Purchase Agreement, dated November 25, 2025, by and between SC II and the Sponsor, the Sponsor will acquire 255,000 Units (the “Sponsor Units”) at a price of $10.00 per Sponsor Unit. The issuance of the Sponsor Units is being made pursuant to an exemption from registration contained in Section 4(a)(2) of the Securities Act.

On November 28, 2025, SC II closed its IPO of 17,250,000 units (the “Units”), including exercise in full by the underwriters of an option to purchase up to an additional 2,250,000 Units. The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds to SC II of approximately $172,500,000. Each Unit consists of one Class A ordinary share of SC II, par value $0.0001 per share (the “Class A Ordinary Shares”), and one right to receive one-fifth (1/5) of one Class A Ordinary Share upon the consummation of SC II’s initial business combination (each, a “Share Right”).

SC Capital II Sponsor LLC, a Delaware limited liability company and indirect subsidiary of the Company (the “Sponsor”), in which the Company holds a majority interest, is acting as the sponsor of SC II. Simultaneously with the closing of the IPO, pursuant to a Sponsor Private Placement Units Purchase Agreement, dated November 25, 2025, by and between SC II and the Sponsor, the Sponsor acquired 255,000 Units (the “Sponsor Units”) at a price of $10.00 per Sponsor Unit. The issuance of the Sponsor Units was made pursuant to an exemption from registration contained in Section 4(a)(2) of the Securities Act.

On November 6, 2025, the Company held its 2025 annual meeting of stockholders. At the meeting, the Company’s stockholders approved all proposals presented, including:

1.	The re-election of five directors to serve until the next annual meeting or until their successors are duly elected and qualified,

2.	The ratification of the appointment of Somekh Chaikin, a member firm of KPMG International as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2025, and

3.	The approval of the Company’s 2025 Equity Incentive Plan

The results of the annual meeting were reported on Form 8-K filed with the SEC on November 10, 2025.

On November 13, 2025, the Company issued an aggregate of 3,095,000 shares of common stock pursuant to the 2025 Equity Incentive Plan. The issuance to employees and consultants of the Company was made pursuant to Rule 701 adopted pursuant to Section 3(b) of the Securities Act of 1933, as amended. Included in such issuance was 750,000 shares issued to Menachem Shalom, our CEO and director, 10,000 shares to Reuven Yeganeh, a director, and 5,000 shares to each of David Rokach, Aviya Volodarsky, and Tomer Nagar, directors of the Company. Between December 17, 2025 and December 31, 2025, an additional 855,000 shares of common stock were issued pursuant to the 2025 Equity Incentive Plan.

On December 8, 2025, the Board of Directors of the Company, appointed Morel Levi as the Chief Financial Officer of the Company, effective as of December 8, 2025. Mr. Levi will also serve as the Chief Financial Officer of Nukk Picolo Ltd., a wholly owned subsidiary of the Company (the “Subsidiary”), and has entered into an employment agreement with the Subsidiary.

In connection with his appointment as Chief Financial Officer of the Company and Subsidiary, Mr. Levi will receive a salary of $7,500 per month.

On December 16, 2025, the Company held a special meeting of stockholders. At the meeting, the Company’s stockholders approved all proposals presented, including:

1.	The approval of the terms of the Amended and Restated Securities Purchase Agreement and Call Option, dated September 15, 2025, between the Company, Star Capital 26, Inc. (“Star”), the equity holders of Star (the “Star Equity Holders”), and Menachem Shalom, our Chief Executive Officer, as representative of the Star Equity Holders, pursuant to which the Company would acquire 100% of Star in consideration of a combination of cash and Company securities,

2.	The approval of the issuance of shares of Common Stock upon the exercise of restricted common stock purchase warrants held by two accredited investors. These warrants entitle the holders to acquire an aggregate of 3,191,400 shares of Common Stock, subject to adjustment, at an exercise price of $5.405 per share,

3.	The approval of the issuance of shares of Common Stock in connection with the Common Stock Purchase Agreement, dated September 19, 2025, by and between the Company and Esousa Group Holdings, LLC, pursuant to which, among other terms and conditions as provided therein, the Company may sell to the investor up to $250,000,000 of the Company’s Common Stock, and

4.	The approval of the issuance of shares of Common Stock upon the conversion of the Series A Convertible Preferred Stock which were issued in connection with the Securities Purchase Agreement, dated September 4, 2025, among the Company and two institutional investors

The results of the special meeting were reported on Form 8-K filed with the SEC on December 17, 2025.

On December 30, 2025, the Company consummated the 100% acquisition of Tiltan Software Engineering Ltd., in consideration of NIS 47,600,000 (approximately $14,000,000). The purchase price is payable in a combination of (i) cash equal to 75% of the purchase price and (ii) shares of the Company’s common stock equal to 25% of the purchase price. As a result of the acquisition, Tiltan became an indirect wholly owned subsidiary of the Company.

On January 12, 2026, the Company completed its acquisition of 100% of the issued and outstanding capital of Star 26 Capital Inc., pursuant to the terms of that certain Amended and Restated Securities Purchase Agreement and Call Option, dated September 15, 2025. As a result of the acquisition, Star 26 became a wholly-owned subsidiary of the Company. Additionally, the Company issued 4,770,340 shares of common stock and warrants to purchase 12,017,648 shares of common stock at an exercise price of $1.50 per share to the Star shareholders.

Effective as of January 14, 2026, the Company dismissed GreenGrowth CPAs as the independent registered public accounting firm engaged to audit the Company’s financial statements. Also effective as of January 14, 2026, the Company engaged Somekh Chaikin, a member firm of KPMG International, as the Company’s independent external auditors for the year ending December 31, 2025. The appointment of Somekh Chaikin is subject to completion of their client acceptance procedures.

On January 15, 2026, the Company entered into a stock purchase agreement pursuant to which it acquired 100% of Nimbus Drones Technologies and Marketing Ltd., an Israeli private company specializing in professional unmanned aerial systems and services. Pursuant to the agreement, the Company issued 1,850,000 restricted shares of common stock and a $3,250,000 convertible 24-month note bearing 6% interest, to the sole shareholder of Nimbus, in exchange for all the issued and outstanding shares of Nimbus.

Effective February 9, 2026, the Company changed its name to “T3 Defense Inc.” As a result of the name change, the new ticker symbol for the Company’s common stock is “DFNS” and trading commenced under the new ticker symbol on The Nasdaq Stock Market LLC on February 9, 2026.